Stock-Based Compensation (Tables)	6 Months Ended
Sep. 30, 2012
Summary Of Stock Acquisition Rights Transactions

	For the six months ended September 30, 2012
	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
			(in years)	(in millions)
Outstanding, beginning of the period	19,374,200	¥1
Granted	8,373,600	1
Exercised	(4,051,500)	1
Forfeited or Expired	(121,500)	1

Outstanding, end of the period	23,574,800	¥1	28.54	¥8,605

Exercisable, end of the period	—	¥—	—	¥—

Fair Value Assumption Of Stock Acquisition Rights

	For the six months ended September 30,
	2011	2012
Risk-free interest rate	0.29%	0.11%
Expected volatility	44.96%	40.48%
Expected term (in years)	4	4
Expected dividend yield	3.13%	3.18%